SUBSEQUENT EVENTS, FINTECH ACQUISITION CORP. II (FY) (Details)	1 Months Ended
Jan. 31, 2018 USD ($)
Subsequent Event [Member]
Trust account [Abstract]
Withdraw of interest earned on the trust account	$ 562,554